schedule of fair market value of the company's ETPs (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Fair market value of ETP	$ 643,670,432	$ 622,304,667
Valour AAVE SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	923,920	616,350
Valour Aerodome SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	1,628,422	905,243
Valour Akash SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	415,424	132,566
Valour Algorand SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	329,826	152,328
Valour Aptos EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	2,133	3,000
Valour Aptos SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	727,970	857,715
Valour Arweave SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	251,498	220,187
Valour Arbitrum SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	621,730	277,287
Valour ASI SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	1,961,258	931,407
Valour Avalanche EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	108,445	142,626
Valour BCIX STOXX USD [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	437,496	373,434
Valour Avalanche SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	7,655,731	9,220,824
Valour Binance EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	74,463	84,953
Valour Binance SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	935,841	1,156,463
Valour Bitcoin carbon neutral EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	20,233	15,575
Valour Bitcoin physical carbon neutral USD [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	917,776	889,656
Valour Bitcoin Cash SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	120,140	83,327
Valour Bitcoin staking SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	3,718,286	3,881,877
Valour Bitcoin Zero EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	17,314,562	20,476,740
Valour Bitcoin Zero SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	217,107,701	199,124,760
Valour Bittensor SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	6,659,485	4,879,220
Valour BTC staking EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	120,806	54,774
Valour Cardano EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	131,975	201,420
Valour Cardano SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	16,894,679	23,005,260
Valour Celestia TIA SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	72,737	50,886
Valour Chainlink SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	5,069,291	4,260,531
Valour Core SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	119,291	206,379
Valour Cosmos EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	7,367	5,112
Valour Cronos CRO SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	121,940	131,790
Valour Curve DAO SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	2,205,387	1,391,928
Valour digital asset basket ten EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	329,965	476,270
Valour digital asset basket ten SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	1,360,220	1,728,809
Valour Dogecoin EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	207,721	203,516
Valour Dogecoin SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	4,919,270	6,295,278
Valour Ethereum physical staking USD [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	265,968	292,932
Valour Enjin EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	9,443	10,116
Valour Ethena ENA SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	986,854	324,078
Valour Ethereum Zero EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	2,111,992	2,527,907
Valour Ethereum Zero SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	62,102,236	58,650,705
Valour Fantom SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	139,146	292,946
Valour Filecoin SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	143,522	104,428
Valour Flare SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	42,958	38,686
Valour Floki SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	34,093	30,504
Valour Four SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	18,228	10,248
Valour Hedera EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	11,820,481	1,181,185
Valour Hedera physical staking USD [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	2,051,027	2,431,247
Valour Hedera SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	6,333,703	4,672,437
Valour Hyperliquid HYPE SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	6,298,371	763,491
Valour ICP SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	2,754,344	1,938,780
Valour ICP USD [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	3,864,759	2,845,037
Valour Immutable SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	127,302	60,145
Valour Injective SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	3,296,999	1,446,640
Valour IOTA SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	128,385	101,737
Valour Jupiter SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	1,096,908	569,432
Valour Kaspa SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	1,439,988	1,060,250
Valour KRG Bull BTC x2 SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	326,288	50,613
Valour KRG Bull ETH x2 SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	750,646	14,830
Valour Lido SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	240,734	290,233
Valour Litecoin SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	254,693	207,192
Valour Mantle MNT SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	107,478	253,785
Valour Mantra SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	17,749	30,117
Valour Near SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	8,180,149	2,479,574
Valour OKB SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	20,422	29,248
Valour Ondo ONDO SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	1,869,312	614,176
Valour Optimism SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	26,106	19,050
Valour Pendle SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	413,458	338,093
Valour Pepe SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	790,390	137,595
Valour Pi Pi SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	18,026	25,329
Valour Polkadot EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	47,661	48,121
Valour Polkadot SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	3,934,570	5,705,512
Valour Polygon SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	4,210	23,902
Valour PYTH SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	458,946	276,689
Valour Quant SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	823,095	70,819
Valour Render EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	40,893	36,049
Valour Render SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	3,186,036	2,170,348
Valour Ripple SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	31,294,929	37,594,228
Valour SEI SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	1,288,493	1,810,747
Valour Shiba Inu SHIB SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	87,352	51,886
Valour Short BTC SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	385,407	987,903
Valour Sky SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	79,672	37,632
Valour Solana EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	4,502,994	5,795,075
Valour Solana SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	151,844,516	169,092,078
Valour Stacks SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP		9,172
Valour StarkNet SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	155,058	216,327
Valour Stellar SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	1,805,843	724,295
Valour Story SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP		7,514
Valour Sui EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	220,817	174,515
Valour SUI SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	23,523,925	25,440,018
Valour Tether SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	186,199	128,098
Valour The Graph SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	23,786	7,459
Valour Theta SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	44,849	26,660
Valour THORChain SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	297,326	143,906
Valour Toncoin SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	661,882	721,620
Valour Tron SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	228,358	99,144
Valour Uniswap EUR [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	463,725	289,717
Valour Uniswap SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	3,454,598	2,020,979
Valour UNUS SED LEO SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	4,964	5,265
Valour VeChain VET SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	191,498	52,197
Valour Virtuals SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	1,854,529	1,172,290
Valour Worldcoin SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	612,701	950,460
Valour Wormhole SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	143,337	133,785
Valour Zcash SEK [member]
IfrsStatementLineItems [Line Items]
Fair market value of ETP	$ 243,116